Loans - Age Analysis of Past Due Loans, Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 8,697	$ 6,114
Total Past Due Loans	12,149	6,982
Current Loans	417,173	398,623
Total Gross Loans	429,322	405,605
Accruing Loans 90 or more Days Past Due	73	813
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	6,788	5,616
Total Past Due Loans	10,182	6,478
Current Loans	337,792	324,011
Total Gross Loans	347,974	330,489
Accruing Loans 90 or more Days Past Due	54	807
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,494	281
Total Past Due Loans	1,548	281
Current Loans	39,586	25,642
Total Gross Loans	41,134	25,923
Accruing Loans 90 or more Days Past Due	54
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	779	93
Total Past Due Loans	808	93
Current Loans	13,690	16,812
Total Gross Loans	14,498	16,905
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,456	2,657
Total Past Due Loans	3,786	2,657
Current Loans	84,961	93,268
Total Gross Loans	88,747	95,925
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,059	2,585
Total Past Due Loans	4,040	3,447
Current Loans	199,555	188,289
Total Gross Loans	203,595	191,736
Accruing Loans 90 or more Days Past Due		807
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,681	51
Total Past Due Loans	1,702	51
Current Loans	65,626	59,075
Total Gross Loans	67,328	59,126
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,672	32
Total Past Due Loans	1,693	32
Current Loans	64,728	58,172
Total Gross Loans	66,421	58,204
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	9	19
Total Past Due Loans	9	19
Current Loans	898	903
Total Gross Loans	907	922
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	228	447
Total Past Due Loans	265	453
Current Loans	13,755	15,537
Total Gross Loans	14,020	15,990
Accruing Loans 90 or more Days Past Due	19	6
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	16	25
Total Past Due Loans	20	31
Current Loans	1,628	1,279
Total Gross Loans	1,648	1,310
Accruing Loans 90 or more Days Past Due	4	6
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	212	422
Total Past Due Loans	245	422
Current Loans	12,127	14,258
Total Gross Loans	12,372	14,680
Accruing Loans 90 or more Days Past Due	15
Loans 90 or more Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	3,452	868
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	3,394	862
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	54
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	29
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	330
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	2,981	862
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	21
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	21
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	37	6
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	4	$ 6
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 33